Expense Example - Blue Chip Investor Fund - Blue Chip Investor Fund Shares	May 01, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 102
Expense Example, with Redemption, 3 Years	397
Expense Example, with Redemption, 5 Years	715
Expense Example, with Redemption, 10 Years	$ 1,614